Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets.

Category	Estimated useful life
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Computer and electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	5 years

Schedule of Intangible Assets	The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed. No impairment charge was recognized for the six months ended June 30, 2024 and 2025, respectively.
Category	Estimated useful life
Purchased copyright	1 – 5 years

Schedule of Financial Instruments

The following table summarizes the carrying values of the Company’s financial instruments that the management believes should be categorized as Level 2:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Financial assets:
Short-term investments	9,085	31,789	4,438